LONG-TERM DEBT, NET (Philippine Notes) - Additional Information (Detail) - Philippine Notes [Member] - Senior Notes [Member] $ in Thousands			12 Months Ended
	Jan. 24, 2014 USD ($)	Jan. 24, 2014 PHP	Dec. 31, 2015	Jan. 24, 2014 PHP
Long-Term Debt [Line Items]
Philippine Notes, face amount	$ 336,825			PHP 15,000,000,000
Purchase price as percentage of principal	100.00%	100.00%
Interest rate per annum	5.00%			5.00%
Maturity date			Jan. 24, 2019
Net proceeds from issuance of Philippine Notes	$ 331,643	PHP 14,769,231,000
Debt underwriting commissions and other expenses	$ 5,182			PHP 230,769,000
Redemption price percentage prior to January 24, 2015	100.00%	100.00%